Long-Term Notes Payable, Net - Schedule of Notes Payable Outstanding (Details) 10K (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 28, 2015	Feb. 07, 2014	Jan. 03, 2014
Debt maturity date	Apr. 28, 2015
Debt principal amount			$ 8,489,036			$ 2,076,000
Percentage of accrued debt interest	3.00%
Accrued interest for debt	$ 222
Conversion price per share			$ 0.625	$ 0.30	$ 0.625
2008 Unsecured Promissory Note [Member]
Unsecured promissory note		$ 100,000	$ 100,000
Repayment of unsecured debt		45,000	45,000
Repayment of Unsecured debt by monthly payments		10,000	10,000
Debt interest amount		$ 15,000	$ 15,000
Debt maturity date		Feb. 07, 2014	Feb. 07, 2014
2009 Non-Mandatorily Convertible, Unsecured Note [Member]
Unsecured promissory note		$ 500,000	$ 500,000
Debt maturity date		Feb. 07, 2014	Feb. 07, 2014
Issuance of preferred stock series B for warrants purchase		222,222	222,222
Percentage of accrued debt interest		8.00%	8.00%
Conversion price per share		$ 0.45	$ 0.45
2013 Bridge Loan [Member]
Debt principal amount		$ 3,180,806	$ 3,180,806
Percentage of accrued debt interest		10.00%	10.00%
Debt outstanding amount		$ 2,621,195	$ 2,621,195
Additional issuance of debt principal amount		559,611	559,611
Accrued interest		467,438	467,438
Accrued interest for debt		4,840,792	4,840,792
2014 Bridge Loan [Member]
Debt principal amount		$ 2,076,000	$ 2,076,000
Percentage of accrued debt interest		10.00%	10.00%